VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—28.4%
Aerospace & Defense—0.3%
Axon Enterprise, Inc.(1)	93	$ 29
General Dynamics Corp.	464	131
Huntington Ingalls Industries, Inc.	80	23
Lockheed Martin Corp.	294	134
Mercury Systems, Inc.(1)	2,103	62
		379

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	1,184	144
Hub Group, Inc. Class A	16,463	711
United Parcel Service, Inc. Class B	550	82
XPO, Inc.(1)	316	39
		976

Automobile Components—0.2%
Dana, Inc.	5,782	73
Garrett Motion, Inc.(1)	9,605	96
Gentex Corp.	2,071	75
		244

Automobiles—0.0%
Ferrari N.V.	178	78
Banks—0.6%
Cambridge Bancorp	2,180	149
City Holding Co.	790	82
JPMorgan Chase & Co.	392	79
Northfield Bancorp, Inc.	18,295	178
Northwest Bancshares, Inc.	29,816	347
NU Holdings Ltd. Class A(1)	7,664	91
		926

Beverages—0.3%
Celsius Holdings, Inc.(1)	394	33
Coca-Cola Co. (The)	147	9
Coca-Cola Consolidated, Inc.	167	141
Coca-Cola Europacific Partners plc	1,061	74
Constellation Brands, Inc. Class A	357	97
Keurig Dr Pepper, Inc.	924	28
PepsiCo, Inc.	399	70
		452

Biotechnology—0.5%
AbbVie, Inc.	896	163
ACADIA Pharmaceuticals, Inc.(1)	2,003	37
Alnylam Pharmaceuticals, Inc.(1)	482	72
Amgen, Inc.	479	136
Exact Sciences Corp.(1)	397	28
Gilead Sciences, Inc.	1,179	86
Incyte Corp.(1)	1,796	102
Madrigal Pharmaceuticals, Inc.(1)	182	49
	Shares	Value

Biotechnology—continued
Rocket Pharmaceuticals, Inc.(1)	1,545	$ 42
Ultragenyx Pharmaceutical, Inc.(1)	1,110	52
		767

Broadline Retail—0.2%
Amazon.com, Inc.(1)	1,434	259
MercadoLibre, Inc.(1)	6	9
		268

Building Products—0.4%
Allegion plc	997	134
Builders FirstSource, Inc.(1)	551	115
Johnson Controls International plc	1,167	76
Trane Technologies plc	628	189
Trex Co., Inc.(1)	1,526	152
		666

Capital Markets—0.8%
Cboe Global Markets, Inc.	1,078	198
CME Group, Inc. Class A	416	90
Federated Hermes, Inc. Class B	2,968	107
Golub Capital BDC, Inc.	9,085	151
Invesco Ltd.	6,080	101
Janus Henderson Group plc	3,879	128
MarketAxess Holdings, Inc.	636	139
Morningstar, Inc.	327	101
Victory Capital Holdings, Inc. Class A	2,835	120
		1,135

Chemicals—0.3%
International Flavors & Fragrances, Inc.	1,007	87
Linde plc	162	75
NewMarket Corp.	235	149
Sherwin-Williams Co. (The)	383	133
		444

Commercial Services & Supplies—0.4%
Cintas Corp.	323	222
Ennis, Inc.	12,178	250
Republic Services, Inc. Class A	218	41
Waste Management, Inc.	483	103
		616

Communications Equipment—0.1%
Cisco Systems, Inc.	738	37
Motorola Solutions, Inc.	223	79
		116

Construction & Engineering—0.3%
AECOM	545	54
	Shares	Value

Construction & Engineering—continued
MDU Resources Group, Inc.	12,306	$ 310
Quanta Services, Inc.	602	156
		520

Construction Materials—0.3%
Eagle Materials, Inc.	511	139
Knife River Corp.(1)	1,081	88
Martin Marietta Materials, Inc.	170	104
Vulcan Materials Co.	608	166
		497

Consumer Finance—0.2%
Nelnet, Inc. Class A	1,611	152
World Acceptance Corp.(1)	1,510	219
		371

Consumer Staples Distribution & Retail—0.5%
Casey’s General Stores, Inc.	248	79
Dollar General Corp.	1,626	254
Sysco Corp.	1,145	93
U.S. Foods Holding Corp.(1)	2,410	130
Walmart, Inc.	2,544	153
		709

Containers & Packaging—0.1%
AptarGroup, Inc.	1,026	148
Distributors—0.1%
Genuine Parts Co.	1,052	163
Diversified Consumer Services—0.2%
Grand Canyon Education, Inc.(1)	562	77
Rollins, Inc.	4,181	193
Universal Technical Institute, Inc.(1)	4,124	66
		336

Diversified REITs—0.2%
Agree Realty Corp.	1,752	100
Equity Commonwealth(1)	2,198	41
First Industrial Realty Trust, Inc.	1,326	70
Realty Income Corp.	474	26
		237

Diversified Telecommunication Services—0.6%
AT&T, Inc.	15,226	268
IDT Corp. Class B	4,570	173
Verizon Communications, Inc.	9,551	400
		841

Electric Utilities—0.5%
Alliant Energy Corp.	522	26
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Electric Utilities—continued
American Electric Power Co., Inc.	401	$ 34
Duke Energy Corp.	1,087	105
Entergy Corp.	253	27
Evergy, Inc.	422	23
FirstEnergy Corp.	4,660	180
IDACORP, Inc.	388	36
MGE Energy, Inc.	374	29
OGE Energy Corp.	838	29
PG&E Corp.	8,286	139
Pinnacle West Capital Corp.	374	28
PPL Corp.	1,285	35
Xcel Energy, Inc.	668	36
		727

Electrical Equipment—0.3%
AMETEK, Inc.	835	153
Eaton Corp. plc	381	119
Emerson Electric Co.	546	62
Vertiv Holdings Co. Class A	1,215	99
		433

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. Class A	668	77
CDW Corp.	567	145
Flex Ltd.(1)	2,988	86
Insight Enterprises, Inc.(1)	1,056	196
Jabil, Inc.	1,306	175
Trimble, Inc.(1)	1,445	93
Vontier Corp.	3,312	150
		922

Energy Equipment & Services—0.2%
Baker Hughes Co. Class A	2,075	70
Halliburton Co.	3,386	133
Schlumberger N.V.	2,542	139
		342

Entertainment—0.4%
Electronic Arts, Inc.	1,207	160
Playtika Holding Corp.	47,991	338
Spotify Technology S.A.(1)	100	27
Walt Disney Co. (The)	253	31
		556

Financial Services—0.6%
Corpay, Inc.(1)	498	154
Euronet Worldwide, Inc.(1)	989	109
Fiserv, Inc.(1)	1,038	166
NMI Holdings, Inc. Class A(1)	4,461	144
Visa, Inc. Class A	1,172	327
		900

Food Products—0.4%
Campbell Soup Co.	886	39
Conagra Brands, Inc.	970	29
Flowers Foods, Inc.	1,004	24
Freshpet, Inc.(1)	613	71
	Shares	Value

Food Products—continued
General Mills, Inc.	587	$ 41
Hershey Co. (The)	712	139
Hormel Foods Corp.	909	32
Ingredion, Inc.	723	84
J.M. Smucker Co. (The)	207	26
Kellanova	718	41
Post Holdings, Inc.(1)	317	34
TreeHouse Foods, Inc.(1)	2,318	90
		650

Gas Utilities—0.1%
Southwest Gas Holdings, Inc.	1,580	120
Ground Transportation—0.5%
Landstar System, Inc.	748	144
Saia, Inc.(1)	170	99
Uber Technologies, Inc.(1)	2,448	189
Union Pacific Corp.	1,141	281
		713

Health Care REITs—0.1%
LTC Properties, Inc.	2,446	79
Healthcare Equipment & Supplies—0.2%
Becton Dickinson & Co.	444	110
Boston Scientific Corp.(1)	1,231	84
Hologic, Inc.(1)	986	77
		271

Healthcare Providers & Services—0.6%
Cencora, Inc.	120	29
Chemed Corp.	255	164
CorVel Corp.(1)	517	136
HCA Healthcare, Inc.	401	134
Humana, Inc.	248	86
McKesson Corp.	139	75
ModivCare, Inc.(1)	1,033	24
Premier, Inc. Class A	3,507	77
Quest Diagnostics, Inc.	610	81
UnitedHealth Group, Inc.	164	81
		887

Healthcare Technology—0.0%
HealthStream, Inc.	2,680	71
Hotels, Restaurants & Leisure—0.7%
Bloomin’ Brands, Inc.	3,033	87
Carnival Corp.(1)	4,917	80
Chipotle Mexican Grill, Inc. Class A(1)	43	125
DoorDash, Inc. Class A(1)	197	27
Hilton Worldwide Holdings, Inc.	754	161
McDonald’s Corp.	359	101
MGM Resorts International(1)	2,021	96
Royal Caribbean Cruises Ltd.(1)	681	95
Wendy’s Co. (The)	8,035	151
	Shares	Value

Hotels, Restaurants & Leisure—continued
Wynn Resorts Ltd.	945	$ 97
Yum! Brands, Inc.	601	83
		1,103

Household Durables—0.7%
DR Horton, Inc.	645	106
Garmin Ltd.	533	80
Helen of Troy Ltd.(1)	2,673	308
Installed Building Products, Inc.	561	145
Lennar Corp. Class A	479	83
PulteGroup, Inc.	856	103
Sonos, Inc.(1)	3,152	60
TopBuild Corp.(1)	241	106
		991

Household Products—0.3%
Church & Dwight Co., Inc.	396	41
Colgate-Palmolive Co.	1,256	113
Kimberly-Clark Corp.	227	30
Reynolds Consumer Products, Inc.	3,223	92
WD-40 Co.	415	105
		381

Industrial Conglomerates—0.3%
General Electric Co.	1,414	248
Honeywell International, Inc.	720	148
		396

Insurance—1.3%
Aflac, Inc.	932	80
Aon plc Class A	272	91
Chubb Ltd.	379	98
Erie Indemnity Co. Class A	314	126
Gallagher (Arthur J.) & Co.	128	32
Globe Life, Inc.	232	27
Kinsale Capital Group, Inc.	274	144
Loews Corp.	417	33
Markel Group, Inc.(1)	48	73
Marsh & McLennan Cos., Inc.	1,167	241
Old Republic International Corp.	2,616	80
Progressive Corp. (The)	475	98
Ryan Specialty Holdings, Inc. Class A	12,797	710
Travelers Cos., Inc. (The)	321	74
Willis Towers Watson plc	258	71
		1,978

Interactive Media & Services—0.2%
Alphabet, Inc. Class A(1)	1,212	183
Meta Platforms, Inc. Class A	345	167
Pinterest, Inc. Class A(1)	168	6
		356

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

IT Services—0.3%
Accenture plc Class A	46	$ 16
Amdocs Ltd.	1,823	165
Cloudflare, Inc. Class A(1)	203	20
GoDaddy, Inc. Class A(1)	943	112
International Business Machines Corp.	9	2
MongoDB, Inc. Class A(1)	32	11
Okta, Inc. Class A(1)	349	36
Wix.com Ltd.(1)	574	79
		441

Leisure Products—0.1%
Sturm Ruger & Co., Inc.	1,769	82
Life Sciences Tools & Services—0.3%
Danaher Corp.	181	45
Fortrea Holdings, Inc.(1)	1,651	66
QIAGEN N.V.	3,387	146
Waters Corp.(1)	366	126
		383

Machinery—1.4%
AGCO Corp.	5,843	719
Allison Transmission Holdings, Inc.	1,917	155
Caterpillar, Inc.	750	275
Deere & Co.	551	226
Donaldson Co., Inc.	1,148	86
Illinois Tool Works, Inc.	1,199	322
Lincoln Electric Holdings, Inc.	531	135
Otis Worldwide Corp.	1,549	154
Snap-on, Inc.	277	82
		2,154

Marine Transportation—0.1%
Kirby Corp.(1)	1,315	125
Matson, Inc.	775	87
		212

Media—0.1%
Omnicom Group, Inc.	887	86
Metals & Mining—0.2%
Freeport-McMoRan, Inc.	2,496	117
Southern Copper Corp.	2,253	240
		357

Mortgage Real Estate Investment Trusts (REITs)—0.5%
Chimera Investment Corp.	25,429	117
Ellington Financial, Inc.	7,328	86
Invesco Mortgage Capital, Inc.	32,028	310
PennyMac Mortgage Investment Trust	17,956	264
		777

Multi-Utilities—0.2%
Ameren Corp.	475	35
CenterPoint Energy, Inc.	812	23
	Shares	Value

Multi-Utilities—continued
CMS Energy Corp.	553	$ 33
Consolidated Edison, Inc.	1,165	106
DTE Energy Co.	330	37
Northwestern Energy Group, Inc.	545	28
Public Service Enterprise Group, Inc.	405	27
WEC Energy Group, Inc.	388	32
		321

Oil, Gas & Consumable Fuels—2.0%
Antero Midstream Corp.	24,669	347
Callon Petroleum Co.(1)	14,481	518
Chesapeake Energy Corp.	1,140	101
CrossAmerica Partners LP	3,054	70
CVR Energy, Inc.	2,397	85
Delek Logistics Partners LP	3,066	126
Dorchester Minerals LP	4,689	158
Hess Corp.	3,131	478
Marathon Petroleum Corp.	638	128
Pioneer Natural Resources Co.	2,168	569
REX American Resources Corp.(1)	3,712	218
Targa Resources Corp.	1,309	147
		2,945

Personal Care Products—0.1%
Coty, Inc. Class A(1)	6,257	75
Edgewell Personal Care Co.	1,903	73
		148

Pharmaceuticals—0.5%
Axsome Therapeutics, Inc.(1)	839	67
Bausch Health Cos., Inc.(1)	5,026	53
Bristol-Myers Squibb Co.	1,463	79
Eli Lilly & Co.	147	114
Johnson & Johnson	998	158
Merck & Co., Inc.	247	33
SIGA Technologies, Inc.	20,144	173
Zoetis, Inc. Class A	716	121
		798

Professional Services—1.0%
Automatic Data Processing, Inc.	309	77
Booz Allen Hamilton Holding Corp. Class A	938	139
CACI International, Inc. Class A(1)	63	24
Fair Isaac Corp.(1)	79	99
Insperity, Inc.	1,114	122
Paychex, Inc.	1,080	133
Thomson Reuters Corp.	5,319	829
		1,423

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A(1)	1,012	99
	Shares	Value

Real Estate Management & Development—continued
Howard Hughes Holdings, Inc.(1)	1,434	$ 104
		203

Residential REITs—0.1%
Equity LifeStyle Properties, Inc.	1,107	71
Equity Residential	1,437	91
		162

Retail REITs—0.3%
Getty Realty Corp.	1,007	27
NNN REIT, Inc.	8,674	371
		398

Semiconductors & Semiconductor Equipment—0.4%
Broadcom, Inc.	105	139
First Solar, Inc.(1)	229	39
Intel Corp.	1,159	51
Semtech Corp.(1)	9,070	249
Tower Semiconductor Ltd.(1)	1,578	53
		531

Software—2.3%
Adobe, Inc. (1)	42	21
Check Point Software Technologies Ltd.(1)	443	73
Crowdstrike Holdings, Inc. Class A(1)	253	81
CyberArk Software Ltd.(1)	277	73
DocuSign, Inc. Class A(1)	3,611	215
Dolby Laboratories, Inc. Class A	904	76
Elastic N.V.(1)	636	64
Gen Digital, Inc.	4,181	94
Intapp, Inc.(1)	1,486	51
JFrog Ltd.(1)	1,199	53
Microsoft Corp.	713	300
nCino, Inc.(1)	9,579	358
Nutanix, Inc. Class A(1)	1,319	81
Palantir Technologies, Inc. Class A(1)	867	20
PTC, Inc.(1)	852	161
Roper Technologies, Inc.	331	186
Salesforce, Inc.	402	121
ServiceNow, Inc.(1)	125	95
Smartsheet, Inc. Class A(1)	7,880	303
SolarWinds Corp.(1)	27,629	349
Sprinklr, Inc. Class A(1)	17,748	218
Tyler Technologies, Inc.(1)	264	112
Verint Systems, Inc.(1)	6,451	214
Zeta Global Holdings Corp. Class A(1)	5,640	62
Zuora, Inc. Class A(1)	7,481	68
		3,449

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Specialized REITs—0.0%
Four Corners Property Trust, Inc.	1,182	$ 29
Specialty Retail—1.5%
Arhaus, Inc. Class A	33,347	513
Bath & Body Works, Inc.	255	13
CarMax, Inc.(1)	3,716	324
GameStop Corp. Class A(1)	11,646	146
Guess?, Inc.	26,999	850
O’Reilly Automotive, Inc.(1)	70	79
RH(1)	696	242
Tractor Supply Co.	449	117
		2,284

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	1,025	176
HP, Inc.	160	5
		181

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp.(1)	123	115
Movado Group, Inc.	12,706	355
NIKE, Inc. Class B	1,243	117
		587

Tobacco—0.1%
Philip Morris International, Inc.	254	23
Universal Corp.	1,381	72
		95

Trading Companies & Distributors—0.8%
Fastenal Co.	3,016	233
GMS, Inc.(1)	1,398	136
McGrath RentCorp.	3,831	473
MSC Industrial Direct Co., Inc. Class A	1,434	139
United Rentals, Inc.	322	232
		1,213

Water Utilities—0.1%
York Water Co. (The)	2,401	87
Wireless Telecommunication Services—0.1%
T-Mobile US, Inc.	962	157
Total Common Stocks (Identified Cost $37,535)		42,268

Master Limited Partnerships and Related Companies—1.0%
Diversified—0.4%
Enterprise Products Partners LP	5,255	153
	Shares	Value

Diversified—continued
MPLX LP	10,077	$ 419
		572

Downstream/Other—0.2%
USA Compression Partners LP	12,621	337
Electric, LDC & Power—0.2%
Suburban Propane Partners LP	16,489	337
Gathering/Processing—0.0%
Western Midstream Partners LP	1,054	38
Liquefied Natural Gas—0.1%
Cheniere Energy Partners LP	2,498	123
Petroleum Transportation & Storage—0.1%
Genesis Energy LP	9,711	108
Total Master Limited Partnerships and Related Companies (Identified Cost $1,496)		1,515

Total Long-Term Investments—29.4% (Identified Cost $39,031)		43,783

	Par Value
Short-Term Investments—62.7%
Certificates of Deposits—10.1%
Bank of America N.A. (SOFR + 0.650%) 5.970% 4/12/24(2)	$ 9,000	9,002
Royal Bank of Canada 5.960% 9/20/24	4,000	4,008
Toronto-Dominion Bank (NY) 5.890% 5/22/24	2,000	2,001
Total Certificates of Deposits (Identified Cost $15,000)		15,011

	Shares
Money Market Mutual Fund—7.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(3)	10,776,379	10,776
Total Money Market Mutual Fund (Identified Cost $10,776)		10,776

	Par Value	Value
U.S. Government Securities—45.4%
U.S. Treasury Bills
0.000%, 4/9/24(4)	$ 1,000	$ 999
0.000%, 4/11/24(4)	2,000	1,997
0.000%, 4/16/24(4)	10,000	9,978
0.000%, 4/18/24(4)	4,000	3,990
0.000%, 5/2/24(4)	4,500	4,480
0.000%, 5/7/24(4)	10,000	9,947
0.000%, 5/14/24(4)	8,000	7,950
0.000%, 5/21/24(4)	2,500	2,482
0.000%, 5/23/24(4)	8,000	7,939
0.000%, 6/13/24(4)	3,000	2,968
0.000%, 7/11/24(4)	11,000	10,841
0.000%, 7/16/24(4)	4,000	3,939
Total U.S. Government Securities (Identified Cost $67,516)		67,510

Total Short-Term Investments (Identified Cost $93,292)		93,297

TOTAL INVESTMENTS—92.1% (Identified Cost $132,323)		$137,080
Other assets and liabilities, net—7.9%		11,756
NET ASSETS—100.0%		$148,836

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
LME	London Metal Exchange
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PLC	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC
Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	95%
Canada	4
Ireland	1
Total	100%
† % of total investments as of March 31, 2024.
Exchange-traded futures contracts as of March 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	April 2024	6	$532	$11	$—
FTSE China Index Future	April 2024	162	1,963	7	—
FTSE Taiwan Index Future	April 2024	11	759	—	—(1)
HSCEI Index Future	April 2024	34	1,263	—	(2)
IBEX 35 Index Future	April 2024	7	836	54	—
Indian Rupee Future	April 2024	275	6,592	—	(40)
OMXS 30 Index Future	April 2024	22	519	11	—
Brazil Real Future	May 2024	112	2,229	—	(10)
Coffee ’C’ Future	May 2024	16	1,133	32	—
Copper Future	May 2024	26	2,605	—	(22)
Low Sulphur Gas Oil Future	May 2024	24	1,939	—	(2)
NY Harbor ULSD Future	May 2024	5	551	—	(6)
WTI Crude Future	May 2024	30	2,495	101	—
10 Year Australian Bond Future	June 2024	8	608	—(1)	—
10 Year Canadian Bond Future	June 2024	11	977	2	—
10 Year U.K. Gilt Future	June 2024	98	12,362	159	—
10 Year U.S. Ultra Bond Future	June 2024	18	2,063	6	—
Australian Dollar Future	June 2024	9	588	—	(9)
Brent Crude Future	June 2024	28	2,436	152	—
DAX Index Future	June 2024	1	506	14	—
Dollar Index Future	June 2024	35	3,649	63	—
Euro STOXX 50® Index Future	June 2024	79	4,300	129	—
Euro-BTP Future	June 2024	8	1,027	—(1)	—
Euro-OAT Future	June 2024	20	2,766	20	—
FTSE 100 Index Future	June 2024	3	302	8	—
FTSE/MIB Index Future	June 2024	2	369	14	—
Gold Future	June 2024	10	2,238	43	—
Japanese Yen Future	June 2024	12	1,003	—	(1)
Live Cattle Future	June 2024	23	1,658	—	(39)
LME Pri Aluminium Future	June 2024	7	409	8	—
LME Zinc Future	June 2024	15	913	—	(8)
Mexican Peso Future	June 2024	116	3,448	39	—
MSCI EAFE® Index Future	June 2024	58	6,836	—	(10)
MSCI Emerging Markets Index Future	June 2024	157	8,235	9	—
Nasdaq 100® E-Mini Future	June 2024	17	6,282	63	—
Nikkei 225 Stock Average Future	June 2024	1	266	2	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Russell 2000® E-Mini Future	June 2024	128	$13,734	$291	$—
S&P 500® E-Mini Future	June 2024	24	6,370	50	—
S&P Mid 400® E-Mini Index Future	June 2024	28	8,617	254	—
S&P/TSX 60 Index Future	June 2024	6	1,188	20	—
SPI 200 Future	June 2024	12	1,554	46	—
STOXX Europe 600 Future	June 2024	435	11,986	254	—
TOPIX Index Future	June 2024	27	4,904	94	—
Soybean Future	July 2024	37	2,230	—	(2)
3-Month SOFR Future	September 2024	11	2,616	—(1)	—
				$1,956	$(151)
Short Contracts:
Gasoline RBOB Future	May 2024	(6)	(686)	—	(30)
10 Year Euro-Bund Future	June 2024	(103)	(14,821)	—	(90)
10 Year U.S. Treasury Note Future	June 2024	(165)	(18,281)	—	(60)
2 Year U.S. Treasury Note Future	June 2024	(12)	(2,454)	3	—
3 Year Australian Bond Future	June 2024	(19)	(1,324)	—(1)	—
3-Month EURIBOR Future	June 2024	(33)	(8,576)	12	—
3-Month SONIA Index Future	June 2024	(13)	(3,899)	—	—(1)
5 Year U.S. Treasury Note Future	June 2024	(15)	(1,605)	—	(4)
British Pound Future	June 2024	(79)	(6,235)	65	—
Canadian Dollar Future	June 2024	(145)	(10,721)	4	—
Euro FX Currency Future	June 2024	(64)	(8,657)	35	—
Euro-BOBL Future	June 2024	(6)	(765)	—	(3)
Euro-Schatz Future	June 2024	(33)	(3,763)	—	(3)
LME Nickel Future	June 2024	(2)	(201)	—	(8)
LME Pri Aluminium Future	June 2024	(30)	(1,751)	—	(106)
LME Zinc Future	June 2024	(15)	(913)	—	(9)
Corn Future	July 2024	(22)	(500)	—	(4)
Soybean Meal Future	July 2024	(29)	(989)	—	(19)
Soybean Oil Future	July 2024	(31)	(902)	—	(47)
Sugar #11World Future	July 2024	(38)	(943)	—	(10)
Wheat Future	July 2024	(54)	(1,555)	72	—
				191	(393)
Total				$2,147	$(544)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	3,625	USD	4,115	UBS AG	06/20/24	$—	$(58)
NOK	18,000	USD	1,690	UBS AG	06/20/24	—	(29)
NZD	19,200	USD	11,585	UBS AG	06/20/24	—	(113)
PLN	3,500	USD	890	UBS AG	06/20/24	—	(15)
SEK	58,000	USD	5,647	UBS AG	06/20/24	—	(210)
SGD	1,125	USD	848	UBS AG	06/20/24	—	(12)
USD	10,236	CHF	9,000	UBS AG	06/20/24	165	—
USD	2,092	NOK	22,000	UBS AG	06/20/24	62	—
USD	7,952	NZD	12,900	UBS AG	06/20/24	245	—
USD	428	ZAR	8,000	UBS AG	06/20/24	8	—
Total						$480	$(437)

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Over-the-counter equity basket total return swaps(1) outstanding as of March 31, 2024 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(29,070)	$—	$(29,070)	(19.53)%

Footnote Legend:
(1)	The Fund receives or pays, on a quarterly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.98% as calculated on the notional amount.
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2024:
Common Stocks — Short	Shares	Value	% of Basket Value
Aerospace & Defense
Raytheon Technologies Corp.	(202)	$(20)	0.07%
Automobile Components
Aptiv plc	(1,833)	(146)	0.48%
BorgWarner, Inc.	(4,729)	(164)	0.54%
		(310)
Automobiles
Ford Motor Co.	(2,520)	(34)	0.11%
General Motors Co.	(1,486)	(67)	0.22%
Rivian Automotive, Inc.	(12,389)	(136)	0.45%
		(237)
Banks
Bank of NT Butterfield & Son Ltd. (The)	(11,063)	(354)	1.17%
Comerica, Inc.	(1,409)	(78)	0.25%
Eastern Bankshares, Inc.	(19,207)	(265)	0.87%
Glacier Bancorp, Inc.	(2,517)	(101)	0.33%
KeyCorp	(5,894)	(93)	0.31%
Truist Financial Corp.	(1,595)	(62)	0.21%
Zions Bancorp NA	(1,616)	(70)	0.23%
		(1,023)
Biotechnology
Moderna, Inc.	(2,177)	(232)	0.77%
Natera, Inc.	(1,472)	(135)	0.44%
Syndax Pharmaceuticals, Inc.	(3,536)	(84)	0.27%
Twist Bioscience Corp.	(1,387)	(47)	0.16%
Veracyte, Inc.	(2,833)	(63)	0.21%
		(561)
Broadline Retail
Coupang, Inc.	(8,806)	(156)	0.52%
Dollar Tree, Inc.	(1,006)	(134)	0.44%
Etsy, Inc.	(2,193)	(151)	0.50%
Global-e Online Ltd.	(5,142)	(187)	0.61%
		(628)
Capital Markets
Coinbase Global, Inc.	(1,201)	(318)	1.05%
Jefferies Financial Group, Inc.	(3,013)	(133)	0.44%
Patria Investments Ltd.	(9,661)	(143)	0.47%
Robinhood Markets, Inc.	(7,681)	(155)	0.51%
XP, Inc.	(2,343)	(60)	0.20%
		(809)
Common Stocks — Short	Shares	Value	% of Basket Value
Chemicals
Albemarle Corp.	(1,083)	$(143)	0.47%
Aspen Aerogels, Inc.	(6,310)	(111)	0.37%
CF Industries Holdings, Inc.	(1,218)	(101)	0.33%
Chemours Co. (The)	(8,520)	(224)	0.74%
Corteva, Inc.	(2,304)	(133)	0.44%
FMC Corp.	(953)	(61)	0.20%
Mosaic Co. (The)	(2,454)	(79)	0.26%
		(852)
Commercial Services & Supplies
ACV Auctions, Inc.	(7,287)	(137)	0.45%
Communications Equipment
Arista Networks, Inc.	(189)	(55)	0.18%
Calix, Inc.	(2,718)	(90)	0.30%
Lumentum Holdings, Inc.	(1,929)	(91)	0.30%
		(236)
Construction & Engineering
Fluor Corp.	(1,574)	(66)	45.94%
WillScot Mobile Mini Holdings Corp.	(10,877)	(506)	1.66%
		(572)
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	(3,308)	(95)	0.31%
Target Corp.	(1,469)	(260)	0.86%
Walgreens Boots Alliance, Inc.	(4,223)	(92)	0.30%
		(447)
Containers & Packaging
Amcor plc	(8,818)	(84)	0.28%
Avery Dennison Corp.	(517)	(115)	0.38%
Sealed Air Corp.	(2,763)	(103)	0.34%
		(302)
Diversified Consumer Services
H&R Block, Inc.	(1,603)	(79)	0.26%
Service Corp. International	(1,391)	(103)	0.34%
		(182)
Diversified REITs
Boston Properties, Inc.	(1,454)	(95)	0.31%
Elme Communities	(10,295)	(143)	0.47%
Essential Properties Realty Trust, Inc.	(1,750)	(47)	0.15%
Gaming and Leisure Properties, Inc.	(5,082)	(234)	0.77%
Global Net Lease, Inc.	(14,923)	(116)	0.38%
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Diversified REITs — continued
Kilroy Realty Corp.	(2,850)	$(104)	0.34%
Kite Realty Group Trust	(6,119)	(133)	0.44%
Macerich Co. (The)	(6,911)	(119)	0.40%
Service Properties Trust	(18,320)	(124)	0.41%
Simon Property Group, Inc.	(628)	(98)	0.32%
WP Carey, Inc.	(737)	(42)	0.14%
		(1,255)
Diversified Telecommunication Services
Frontier Communications Parent, Inc.	(1,967)	(48)	0.16%
Iridium Communications, Inc.	(3,049)	(80)	0.26%
		(128)
Electric Utilities
NextEra Energy, Inc.	(3,713)	(237)	0.79%
NRG Energy, Inc.	(141)	(10)	0.03%
Southern Co. (The)	(784)	(56)	0.18%
		(303)
Electrical Equipment
Generac Holdings, Inc.	(1,449)	(183)	0.60%
Electronic Equipment, Instruments & Components
IPG Photonics Corp.	(1,462)	(133)	0.44%
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	(9,163)	(125)	0.41%
Valaris Ltd.	(1,626)	(122)	0.40%
		(247)
Entertainment
Endeavor Group Holdings, Inc.	(2,502)	(64)	0.21%
Live Nation Entertainment, Inc.	(1,435)	(152)	0.50%
Netflix, Inc.	(18)	(11)	0.04%
Roblox Corp.	(5,033)	(192)	0.63%
Roku, Inc.	(288)	(19)	0.06%
Sphere Entertainment Co.	(2,202)	(108)	0.36%
TKO Group Holdings, Inc.	(734)	(64)	0.21%
Warner Bros Discovery, Inc.	(12,858)	(112)	0.37%
		(722)
Financial Services
Affirm Holdings, Inc.	(5,241)	(195)	0.64%
AvidXchange Holdings, Inc.	(10,037)	(132)	0.43%
Block, Inc.	(2,827)	(239)	0.79%
Cannae Holdings, Inc.	(6,877)	(153)	0.50%
Fidelity National Information Services, Inc.	(443)	(33)	0.11%
Marqeta, Inc.	(23,260)	(138)	0.46%
PayPal Holdings, Inc.	(3,564)	(239)	0.78%
Toast, Inc.	(1,392)	(35)	0.12%
		(1,164)
Food Products
Bunge Global S.A.	(1,698)	(174)	0.57%
Kraft Heinz Co. (The)	(621)	(23)	0.08%
Mondelez International, Inc.	(148)	(10)	0.04%
Tyson Foods, Inc.	(2,459)	(145)	0.47%
		(352)
Gas Utilities
Atmos Energy Corp.	(280)	(33)	0.11%
UGI Corp.	(5,332)	(131)	0.43%
		(164)
Common Stocks — Short	Shares	Value	% of Basket Value
Ground Transportation
Avis Budget Group, Inc.	(486)	$(60)	0.19%
Hertz Global Holdings, Inc.	(11,521)	(90)	0.30%
		(150)
Ground Transportation
Grab Holdings Ltd.	(19,400)	(61)	(0.64%)
Health Care REITs
Community Healthcare Trust, Inc.	(12,723)	(338)	1.11%
National Health Investors, Inc.	(5,414)	(340)	1.12%
Sabra Health Care REIT, Inc.	(10,424)	(154)	0.51%
Universal Health Realty Income Trust	(4,659)	(171)	0.57%
Ventas, Inc.	(2,939)	(128)	0.42%
		(1,131)
Healthcare Equipment & Supplies
Abbott Laboratories	(255)	(29)	0.09%
Align Technology, Inc.	(201)	(66)	0.22%
Envista Holdings Corp.	(3,798)	(81)	0.27%
InMode Ltd	(3,954)	(86)	0.28%
Insulet Corp.	(500)	(86)	0.28%
Intuitive Surgical, Inc.	(189)	(75)	0.25%
Nevro Corp.	(5,597)	(81)	0.27%
		(504)
Healthcare Providers & Services
Accolade, Inc.	(131)	(1)	0.01%
AMN Healthcare Services, Inc.	(1,502)	(94)	0.31%
CVS Health Corp.	(1,275)	(102)	0.33%
DaVita, Inc.	(587)	(81)	0.27%
		(278)
Hotels, Restaurants & Leisure
Airbnb, Inc.	(1,018)	(168)	0.55%
DraftKings, Inc.	(1,730)	(79)	0.26%
Expedia Group, Inc.	(460)	(63)	0.21%
Genius Sports Ltd.	(21,954)	(125)	0.41%
International Game Technology plc	(5,767)	(130)	0.43%
Marriott Vacations Worldwide Corp.	(972)	(105)	0.35%
Norwegian Cruise Line Holdings Ltd.	(2,989)	(63)	0.21%
Sweetgreen, Inc.	(4,760)	(120)	0.39%
		(853)
Household Durables
Newell Brands, Inc.	(10,295)	(83)	0.27%
Household Products
Procter & Gamble Co. (The)	(268)	(44)	0.15%
Spectrum Brands Holdings, Inc.	(1,563)	(139)	0.45%
		(183)
Independent Power and Renewable Electricity Producers
Brookfield Renewable Corp.	(1,566)	(39)	0.13%
Vistra Corp.	(2,344)	(163)	0.53%
		(202)
Industrial Conglomerates
3M Co.	(2,298)	(244)	0.80%
Industrial REITs
Plymouth Industrial REIT, Inc.	(5,954)	(134)	0.44%
Insurance
Allstate Corp. (The)	(20)	(4)	0.01%
Brighthouse Financial, Inc.	(2,796)	(144)	0.47%

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Insurance — continued
BRP Group, Inc.	(6,716)	$(194)	0.64%
Oscar Health, Inc.	(8,537)	(127)	0.43%
		(469)
Interactive Media & Services
Match Group, Inc.	(3,422)	(124)	0.41%
Snap, Inc.	(18,251)	(210)	0.69%
ZoomInfo Technologies, Inc.	(5,262)	(84)	0.28%
		(418)
IT Services
DigitalOcean Holdings, Inc.	(1,575)	(60)	0.19%
DXC Technology Co.	(2,841)	(60)	0.20%
Snowflake, Inc.	(126)	(20)	0.07%
Twilio, Inc.	(2,562)	(157)	0.52%
		(297)
Life Sciences Tools & Services
10X Genomics, Inc.	(701)	(26)	0.08%
Avantor, Inc.	(3,980)	(102)	0.33%
Illumina, Inc.	(660)	(91)	0.30%
Maravai LifeSciences Holdings, Inc.	(10,945)	(95)	0.32%
NeoGenomics, Inc.	(7,185)	(113)	0.37%
Pacific Biosciences of California, Inc.	(11,321)	(42)	0.14%
Sotera Health Co.	(4,320)	(52)	51.46%
Thermo Fisher Scientific, Inc.	(163)	(95)	0.31%
		(616)
Media
Cable One, Inc.	(201)	(85)	0.28%
Charter Communications, Inc.	(121)	(35)	0.12%
Comcast Corp.	(3,217)	(140)	0.46%
Magnite, Inc.	(9,700)	(104)	0.34%
Trade Desk, Inc. (The)	(39)	(3)	0.01%
		(367)
Metals & Mining
Alcoa Corp.	(7,389)	(250)	0.82%
Barrick Gold Corp.	(9,688)	(161)	0.53%
Kinross Gold Corp.	(12,480)	(76)	0.26%
MP Materials Corp.	(5,580)	(80)	0.26%
Pan American Silver Corp.	(12,418)	(187)	0.62%
		(754)
Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	(7,636)	(150)	0.49%
Apollo Commercial Real Estate Finance, Inc.	(29,447)	(328)	1.08%
Ladder Capital Corp.	(30,166)	(336)	1.11%
New York Mortgage Trust, Inc.	(41,668)	(300)	0.99%
		(1,114)
Multi-Utilities
Dominion Energy, Inc.	(3,620)	(178)	0.59%
Sempra Energy	(980)	(70)	0.23%
		(248)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	(7,446)	(216)	0.71%
APA Corp.	(15,098)	(519)	1.71%
Cheniere Energy, Inc.	(951)	(153)	0.50%
Chevron Corp.	(2,782)	(439)	1.45%
Clean Energy Fuels Corp.	(47,797)	(128)	0.42%
Equitrans Midstream Corp.	(12,176)	(152)	0.50%
Common Stocks — Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.	(3,998)	$(465)	1.53%
Green Plains, Inc.	(6,317)	(146)	0.50%
Matador Resources Co.	(1,249)	(83)	0.27%
Ovintiv, Inc.	(1,667)	(87)	0.29%
SFL Corp. Ltd.	(25,705)	(339)	1.33%
SM Energy Co.	(1,366)	(68)	0.23%
Uranium Energy Corp.	(16,578)	(112)	0.37%
		(2,907)
Passenger Airlines
Delta Air Lines, Inc.	(5,499)	(263)	0.87%
JetBlue Airways Corp.	(12,084)	(90)	0.29%
Southwest Airlines Co.	(6,240)	(182)	0.60%
United Airlines Holdings, Inc.	(3,552)	(170)	0.56%
		(705)
Personal Care Products
Estee Lauder Cos., Inc. (The)	(1,958)	(302)	1.00%
Kenvue, Inc.	(4,587)	(98)	0.32%
		(400)
Pharmaceuticals
Elanco Animal Health, Inc.	(5,555)	(90)	0.30%
Organon & Co.	(4,049)	(76)	0.25%
Pfizer, Inc.	(3,246)	(90)	0.30%
Royalty Pharma plc	(351)	(11)	0.03%
		(267)
Professional Services
Concentrix Corp.	(1,418)	(94)	0.31%
Paycor HCM, Inc.	(5,732)	(111)	0.36%
		(205)
Real Estate Management & Development
DigitalBridge Group, Inc.	(13,472)	(260)	0.86%
Residential REITs
Apartment Investment and Management Co.	(18,765)	(154)	0.51%
UMH Properties, Inc.	(8,016)	(130)	0.43%
Veris Residential, Inc.	(9,176)	(139)	0.46%
		(423)
Retail REITs
Acadia Realty Trust	(7,909)	(135)	0.45%
InvenTrust Properties Corp.	(5,445)	(140)	0.46%
		(275)
Semiconductors & Semiconductor Equipment
Aehr Test Systems	(3,889)	(48)	0.16%
Allegro MicroSystems, Inc.	(2,643)	(71)	0.23%
Axcelis Technologies, Inc.	(184)	(21)	0.07%
Enphase Energy, Inc.	(757)	(92)	0.30%
Lattice Semiconductor Corp.	(396)	(31)	0.10%
Micron Technology, Inc.	(966)	(114)	0.38%
Navitas Semiconductor Corp.	(11,942)	(57)	0.19%
NVIDIA Corp.	(104)	(94)	0.31%
ON Semiconductor Corp.	(749)	(55)	0.18%
Silicon Laboratories, Inc.	(593)	(85)	0.28%
SolarEdge Technologies, Inc.	(1,279)	(91)	0.30%
Synaptics, Inc.	(907)	(88)	0.29%
Wolfspeed, Inc.	(6,056)	(179)	0.59%
		(1,026)

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Software
AppLovin Corp.	(1,723)	$(119)	0.40%
Asana, Inc.	(3,691)	(57)	0.19%
Atlassian Corp.	(186)	(36)	0.12%
BILL Holdings, Inc.	(843)	(58)	0.17%
Blackbaud, Inc.	(1,723)	(128)	0.42%
Braze, Inc.	(1,008)	(45)	0.15%
Cleanspark, Inc.	(7,581)	(161)	0.53%
Clear Secure, Inc.	(4,259)	(91)	0.30%
Confluent, Inc.	(3,321)	(101)	0.33%
Datadog, Inc.	(557)	(69)	0.22%
Envestnet, Inc.	(1,593)	(92)	0.30%
Five9, Inc.	(1,247)	(77)	0.26%
Gitlab, Inc.	(832)	(49)	0.16%
HashiCorp, Inc.	(1,057)	(28)	0.10%
HubSpot, Inc.	(44)	(28)	0.09%
Monday.com Ltd.	(73)	(16)	0.05%
SentinelOne, Inc.	(1,850)	(43)	0.14%
Sprout Social, Inc.	(1,884)	(113)	0.37%
Unity Software, Inc.	(1,486)	(40)	0.13%
Zoom Video Communications, Inc.	(1,300)	(85)	0.00%
		(1,436)
Specialized REITs
Crown Castle, Inc.	(824)	(87)	0.29%
National Storage Affiliates Trust	(8,772)	(344)	1.13%
Outfront Media, Inc.	(5,433)	(91)	0.30%
Common Stocks — Short	Shares	Value	% of Basket Value
Specialized REITs — continued
SBA Communications Corp.	(411)	$(89)	0.29%
		(611)
Specialty Retail
Abercrombie & Fitch Co.	(1,125)	(141)	0.46%
Burlington Stores, Inc.	(425)	(99)	0.32%
Chewy, Inc.	(9,459)	(150)	0.50%
Dick’s Sporting Goods, Inc.	(497)	(112)	0.37%
Gap, Inc. (The)	(4,674)	(129)	0.42%
Warby Parker, Inc.	(10,015)	(136)	0.45%
Wayfair, Inc.	(1,274)	(86)	0.29%
		(853)
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	(319)	(125)	0.41%
PVH Corp.	(474)	(67)	0.22%
VF Corp.	(10,721)	(164)	0.54%
		(356)
Tobacco
Altria Group, Inc.	(4,133)	(180)	0.60%
Trading Companies & Distributors
Xometry, Inc.	(5,519)	(93)	0.31%
Total Common Stocks — Short		$(29,070)

The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$67,510	$—	$67,510
Equity Securities:
Common Stocks	42,268	42,268	—
Master Limited Partnerships and Related Companies	1,515	1,515	—
Certificates of Deposits	15,011	—	15,011
Money Market Mutual Fund	10,776	10,776	—
Other Financial Instruments:
Futures Contracts	2,147	2,147	—
Forward Foreign Currency Exchange Contracts*	480	—	480
Total Assets	139,707	56,706	83,001
Liabilities:
Other Financial Instruments:
Futures Contracts	(544)	(544)	—
Forward Foreign Currency Exchange Contracts*	(437)	—	(437)
Over-the-Counter Equity Basket Total Return Swaps*	—(1)	—	—(1)
Total Liabilities	(981)	(544)	(437)
Total Investments	$138,726	$56,162	$82,564

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS(Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.